Accounts Receivable and Work in Process	12 Months Ended
Dec. 31, 2015
Accounts Receivable And Work In Process [Abstract]
Accounts Receivable And Work In Process [Text Block]
Note 5 Accounts Receivable and Work in Process

Accounts receivable as of December 31, 2015 and 2014, consists of the following:

Description	2015	2014
Completed contracts	$39,100	$164,706
Contracts in progress	-	-
Total	$39,100	$164,706

Work in process consists of costs recorded and revenue earned on projects recognized on the percentage of completion method for work performed on contracts in progress at December 31, 2015 and 2014. The company records contracts for future payments based on contractual agreements entered into at the inception of construction contracts. Amounts are payable from customers based on milestones established in each contract. Amounts are billed in advance and unearned profits are netted against the billed amounts such that accounts receivable reflect current amounts due from customers on completed projects and amounts earned on projects in process are reflected in the balance sheet as costs and estimated earnings in excess of billings on contracts in progress. Work in progress as of December 31, 2015 and 2014 consists of the following:

Description	2015	2014
Costs incurred on uncompleted contracts	$1,519,570	$-
Estimated earnings	290,037	-
	1,809,607	-
Less billings to date	1,557,268	-
Total	$252,339	$-

Reflected in the balance sheet as:
Costs and estimated earnings in excess of billings on contracts in process	$252,339	$-
Billings in excess of costs and estimated earnings on contracts in process	-	-
Total	$252,339	$-